Trade and Other Receivables	6 Months Ended
Jun. 30, 2019
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Trade and Other Receivables

6. Trade and Other Receivables

All receivables as included in the following table are short-term and due within one year.

	Balance as per
	June 30, 2019	December 31, 2018
	(euros in thousands)
Trade receivables	1,393	2,690
Unbilled receivables	72	236
VAT receivable	684	891
Prepaid expenses	4,526	2,783
Prepaid pension costs	631	—
Interest receivable	312	213
Other receivables	677	219

	8,295	7,032

Trade and unbilled receivables relate primarily to invoicing for cost reimbursements relating to the Incyte collaboration and license agreement, ONO research and license agreements and Simcere research and license agreement. VAT receivable relates to a value added tax receivable from the Dutch tax authorities based on the tax application for the second quarter of 2019. The Company is evaluating if the benefits of claiming foreign VAT are favorable compared to the related costs and expects to finalize its assessment and reach a conclusion in 2019.

Prepaid expenses consist of expenses that were paid but are related to activities taking place in subsequent periods.

Tax and Social Security Liabilities

The WBSO (afdrachtvermindering speur- en ontwikkelingswerk) is a Dutch fiscal facility that provides subsidies to companies, knowledge centers and self-employed people who perform R&D activities (as defined in the WBSO Act). Under this act, a contribution is paid towards the labor costs of employees directly involved in R&D and other related expenditures. The contribution is in the form of a reduction of payroll taxes. Subsidies relating to labor costs are deferred and recognized in the consolidated statement of profit or loss and comprehensive loss as negative labor costs over the period necessary to match them with the labor costs that they are intended to compensate. As of June 30, 2019, the Company had a €1.0 million tax refund receivable relating to payroll taxes paid on research and development salaries incurred during the first and second quarter of 2019. The receivable is disclosed within taxes and social security assets in the unaudited condensed consolidated statement of financial position as of June 30, 2019.